UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212)698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 96.0%
Automobiles & Components - 1.2%
Ford Motor Co.	350,000	$3,080,000
Banks - 1.4%
Bank of America Corp.	100,000	2,847,000
JPMorgan Chase & Co.	9,000	931,500
		3,778,500
Capital Goods - 8.7%
Arconic, Inc.	175,000	3,293,500
Caterpillar, Inc.	25,000	3,329,000
Fluor Corp.	25,000	914,250
Illinois Tool Works, Inc.	40,000	5,492,400
Parker-Hannifin Corp.	13,000	2,142,530
The Boeing Co.	20,000	7,712,400
		22,884,080
Commercial & Professional Services - 1.3%
Steelcase, Inc. - Class A	200,000	3,300,000
Consumer Services - 2.4%
McDonald's Corp.	35,000	6,257,300
Diversified Financials - 2.5%
The Bank of New York Mellon Corp.	125,000	6,540,000
Energy - 6.2%
Exxon Mobil Corp.	100,000	7,328,000
Noble Energy, Inc.	200,000	4,468,000
Schlumberger Ltd. (a)	100,000	4,421,000
		16,217,000
Food & Staples Retailing - 3.3%
Walmart, Inc.	90,000	8,624,700
Food, Beverage & Tobacco - 4.7%
Campbell Soup Co.	100,000	3,543,000
Constellation Brands, Inc. - Class A	10,000	1,736,600
The Coca-Cola Co.	150,000	7,219,500
		12,499,100
Health Care Equipment & Services - 1.4%
Abbott Laboratories	50,000	3,649,000
Household & Personal Products - 6.1%
Colgate-Palmolive Co.	100,000	6,468,000
The Procter & Gamble Co.	100,000	9,647,000
		16,115,000
Insurance - 2.7%
Aflac, Inc.	100,000	4,770,000
MetLife, Inc.	50,000	2,283,500
		7,053,500
Materials - 7.0%
BHP Group Ltd. - ADR (a)	50,000	2,559,500
DowDuPont, Inc.	100,000	5,381,000
Goldcorp, Inc. (a)	100,000	1,119,000

Nutrien Ltd. (a)	40,000	2,072,800
Sonoco Products Co.	75,000	4,318,500
Vulcan Materials Co.	30,000	3,049,500
		18,500,300
Media & Entertainment - 7.0%
Alphabet, Inc. - Class A (b)	7,000	7,881,230
Facebook, Inc. - Class A (b)	30,000	5,000,700
The Walt Disney Co.	50,000	5,576,000
		18,457,930
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
Biogen, Inc. (b)	10,000	3,337,800
Ionis Pharmaceuticals, Inc. (b)	50,000	2,900,000
Johnson & Johnson	40,000	5,323,200
Merck & Co., Inc.	125,000	9,303,750
Nektar Therapeutics (b)	30,000	1,270,200
Pfizer, Inc.	200,000	8,490,000
		30,624,950
Retailing - 3.3%
Amazon.com, Inc. (b)	5,000	8,593,650
Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	150,000	5,862,000
Intel Corp.	150,000	7,068,000
NVIDIA Corp.	10,000	1,437,500
QUALCOMM, Inc.	50,000	2,476,000
		16,843,500
Software & Services - 8.0%
Automatic Data Processing, Inc.	75,000	10,488,000
Microsoft Corp.	100,000	10,443,000
		20,931,000
Technology Hardware & Equipment - 2.8%
Apple, Inc.	45,000	7,489,800
Bio-key International, Inc. (b)(c)(d) (Originally acquired 09/16/05, Cost $0)	1,963	–
		7,489,800
Telecommunication Services - 2.1%
Verizon Communications, Inc.	100,000	5,506,000
Transportation - 2.5%
Delta Air Lines, Inc.	100,000	4,943,000
Kansas City Southern	15,000	1,586,250
		6,529,250
Utilities - 3.4%
NextEra Energy, Inc.	50,000	8,949,000
Total Common Stocks (Cost $130,377,950)		252,423,560

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Velico Medical, Inc. (b)(c)(d) (Originally acquired 10/13/16, Cost $0)	400,000	1,600
Total Preferred Stock (Cost $0)		1,600

Real Estate Investment Trust (REIT) - 2.5%
Real Estate - 2.5%
Weyerhaeuser Co.	250,000	6,560,000
Total Real Estate Investment Trust (b) (Cost $4,725,264)		6,560,000

Exchange-Traded Fund (ETF) - 1.2%
Metals and Mining - 1.2%
SPDR S&P Metals & Mining ETF	100,000	3,071,000
Total Exchange-Traded Fund (Cost $1,495,845)		3,071,000

Short-Term Investment - 0.3%
Money Market Fund - 0.3%
STIT-Treasury Portfolio - Instiutional Class, 2.278% (e)	824,675	824,675
Total Short-Term Investment (Cost $824,675)		824,675

Total Investments (Cost $137,423,734) - 100.0%		262,880,835
Other Assets in Excess of Liabilities - 0.0%		40,863
Total Net Assets - 100.0%		$262,921,698

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 1.0%; Canada 1.2%; Curacao 1.7%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2019 was $1,600 which represented 0.0% of net assets.
(d)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 1. The aggregate value of fair value securities as of January 31, 2019 was $1,600 which represented 0.0% of net assets.

(e)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2019
(Unaudited)
Shares	Value
Common Stocks - 99.7%
Automobiles & Components - 0.0%
Delphi Technologies PLC (a)	1	$18
Capital Goods - 4.6%
Harris Corp.	2,000	306,360
HEICO Corp.	3,343	282,483
Hexcel Corp.	600	40,626
Hubbell, Inc.	500	54,665
Huntington Ingalls Industries, Inc.	500	103,225
IDEX Corp.	1,500	206,790
Lockheed Martin Corp.	1,200	347,628
Nordson Corp.	1,000	129,640
PGT Innovations, Inc. (b)	8,000	133,120
Raytheon Co.	1,500	247,140
RBC Bearings, Inc. (b)	500	69,710
Rockwell Automation, Inc.	500	84,760
SiteOne Landscape Supply, Inc. (b)	500	26,650
Spirit AeroSystems Holdings, Inc. - Class A	500	41,700
The Boeing Co.	3,500	1,349,670
TransDigm Group, Inc. (b)	550	215,050
Trex Co., Inc. (b)	500	34,880
United Rentals, Inc. (b)	500	62,630
Watsco, Inc.	1,000	147,480
		3,884,207
Commercial & Professional Services - 1.2%
Copart, Inc. (b)	2,000	101,260
CoStar Group, Inc. (b)	500	195,370
Robert Half International, Inc.	3,000	193,290
TransUnion	8,500	516,970
		1,006,890
Consumer Durables & Apparel - 0.6%
Cavco Industries, Inc. (b)	500	83,145
Leggett & Platt, Inc.	500	20,480
Lululemon Athletica, Inc. (b)	2,500	369,525
		473,150
Consumer Services - 0.9%
McDonald's Corp.	1,000	178,780
Planet Fitness, Inc. - Class A (b)	6,500	376,480
Restaurant Brands International LP (b)	37	2,304
Vail Resorts, Inc.	1,000	188,260
		745,824
Diversified Financials - 1.0%
CME Group, Inc.	1,000	182,280
FactSet Research Systems, Inc.	400	87,452
MarketAxess Holdings, Inc.	150	32,216
MSCI, Inc.	1,500	255,405
S&P Global, Inc.	1,500	287,475
SEI Investments Co.	500	23,770
		868,598

Health Care Equipment & Services - 10.1%
ABIOMED, Inc. (b)	2,400	842,568
Align Technology, Inc. (b)	1,250	311,187
Boston Scientific Corp. (b)	20,000	763,000
DexCom, Inc. (b)	7,000	987,210
Glaukos Corp. (b)	4,000	255,160
IDEXX Laboratories, Inc. (b)	3,500	744,730
Inogen, Inc. (b)	200	30,242
Insulet Corp. (b)	4,500	365,355
Intuitive Surgical, Inc. (b)	2,300	1,204,372
iRhythm Technologies, Inc. (b)	5,000	425,000
Medidata Solutions, Inc. (b)	3,500	248,360
STAAR Surgical Co. (b)	15,000	535,950
UnitedHealth Group, Inc.	4,000	1,080,800
Veeva Systems, Inc. - Class A (b)	6,000	654,360
		8,448,294
Materials - 0.0%
Worthington Industries, Inc.	500	18,865
Media & Entertainment - 9.1%
Alphabet, Inc. - Class C (b)	3,675	4,102,660
Facebook, Inc. - Class A (b)	12,500	2,083,625
Match Group, Inc.	1,000	53,490
Netflix, Inc. (b)	2,300	780,850
Spotify Technology SA (a)(b)	1,500	203,175
Tencent Holdings Ltd. (a)	3,000	132,277
The Walt Disney Co.	2,400	267,648
		7,623,725
Pharmaceuticals, Biotechnology & Life Sciences - 18.6%
ACADIA Pharmaceuticals, Inc. (b)	20,000	455,600
Aerie Pharmaceuticals, Inc. (b)	1,500	70,530
Agios Pharmaceuticals, Inc. (b)	2,000	107,200
Alnylam Pharmaceuticals, Inc. (b)	6,500	542,945
Amarin Corp. PLC - ADR (a)(b)	18,000	315,000
Array BioPharma, Inc. (b)	5,000	93,350
Atara Biotherapeutics, Inc. (b)	15,000	570,000
Audentes Therapeutics, Inc. (b)	7,500	186,000
Biogen, Inc. (b)	100	33,378
BioMarin Pharmaceutical, Inc. (b)	5,500	539,935
Bluebird Bio, Inc. (b)	6,000	800,580
Cellectis SA - ADR (a)(b)	2,500	44,175
CRISPR Therapeutics AG (a)(b)	500	16,215
Editas Medicine, Inc. (b)	500	10,865
Genfit (a)(b)	500	10,313
Genmab A/S (a)(b)	6,500	943,947
Global Blood Therapeutics, Inc. (b)	1,500	71,865
GW Pharmaceuticals PLC - ADR (a)(b)	4,000	571,000
Heron Therapeutics, Inc. (b)	5,000	134,500
Illumina, Inc. (b)	2,200	615,538
Immunomedics, Inc. (b)	17,000	251,430
Intellia Therapeutics, Inc. (b)	10,500	148,470
Intercept Pharmaceuticals, Inc. (b)	3,000	362,040
Intra-Cellular Therapies, Inc. (b)	10,000	120,400
Iovance Biotherapeutics, Inc. (b)	18,000	164,700
Madrigal Pharmaceuticals, Inc. (b)	1,500	173,640
Mettler-Toledo International, Inc. (b)	300	191,448
Neurocrine Biosciences, Inc. (b)	5,500	485,210

Pacira Pharmaceuticals, Inc. (b)	12,000	488,160
REGENXBIO, Inc. (b)	4,000	175,840
Sage Therapeutics, Inc. (b)	22,500	3,208,275
Sarepta Therapeutics, Inc. (b)	16,000	2,235,360
Seattle Genetics, Inc. (b)	2,500	191,075
Spark Therapeutics, Inc. (b)	5,000	239,100
Vertex Pharmaceuticals, Inc. (b)	2,000	381,820
Viking Therapeutics, Inc. (b)	15,000	122,400
Voyager Therapeutics, Inc. (b)	1,000	10,490
Xencor, Inc. (b)	2,500	90,250
Zogenix, Inc. (b)	9,500	415,625
		15,588,669
Retailing - 5.5%
Amazon.com, Inc. (b)	2,400	4,124,952
Booking Holdings, Inc. (b)	200	366,562
GrubHub, Inc. (b)	500	40,200
Ulta Beauty, Inc. (b)	200	58,384
		4,590,098
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc. (b)	1,500	36,615
ams AG (a)	1,500	40,243
NVIDIA Corp.	7,500	1,078,125
		1,154,983
Software & Services - 45.6%
Adobe, Inc. (b)	5,500	1,363,010
ANSYS, Inc. (b)	1,500	246,525
Appian Corp. (b)	2,000	64,380
Aspen Technology, Inc. (b)	2,000	193,260
Atlassian Corp. PLC - Class A (a)(b)	3,500	344,400
Cadence Design Systems, Inc. (b)	5,000	240,150
Cloudera, Inc. (b)	1,500	20,250
Coupa Software, Inc. (b)	17,000	1,478,320
DocuSign, Inc. (b)	2,000	98,900
Dropbox, Inc. - Class A (b)	500	12,355
EPAM Systems, Inc. (b)	1,000	141,480
Euronet Worldwide, Inc. (b)	3,500	402,535
Fair Isaac Corp. (b)	1,500	337,800
Fidelity National Information Services, Inc.	500	52,265
Fiserv, Inc. (b)	4,000	331,720
Fortinet, Inc. (b)	4,500	344,565
Gartner, Inc. (b)	1,000	135,890
Global Payments, Inc.	3,500	392,980
GoDaddy, Inc. - Class A (b)	6,000	411,780
Guidewire Software, Inc. (b)	2,500	216,700
Mastercard, Inc. - Class A	5,500	1,161,215
MongoDB, Inc. (b)	2,500	230,900
New Relic, Inc. (b)	24,000	2,439,600
Nutanix, Inc. - Class A (b)	9,000	461,070
Okta, Inc. (b)	21,000	1,731,030
Paycom Software, Inc. (b)	10,500	1,556,520
Paylocity Holding Corp. (b)	17,500	1,243,025
PayPal Holdings, Inc. (b)	18,000	1,597,680
Pegasystems, Inc.	500	28,145
Proofpoint, Inc. (b)	2,000	203,740
PTC, Inc. (b)	1,500	127,185
RealPage, Inc. (b)	500	27,885

ServiceNow, Inc. (b)	19,000		4,180,380
Shopify, Inc. - Class A (a)(b)	21,250		3,579,987
Splunk, Inc. (b)	9,000		1,123,560
Square, Inc. - Class A (b)	8,500		606,475
SS&C Technologies Holdings, Inc.	2,000		102,980
Tableau Software, Inc. - Class A (b)	3,000		383,520
Talend SA - ADR (a)(b)	1,000		37,200
The Trade Desk, Inc. - Class A (b)	2,000		285,360
The Ultimate Software Group, Inc. (b)	1,550		423,259
Total System Services, Inc.	9,500		851,295
Twilio, Inc. - Class A (b)	14,500		1,614,140
Tyler Technologies, Inc. (b)	1,000		189,190
Upland Software, Inc. (b)	3,000		93,720
Visa, Inc.	10,500		1,417,605
WEX, Inc. (b)	1,500		241,995
Workday, Inc. - Class A (b)	19,500		3,539,835
Worldpay, Inc. - Class A (b)	3,000		250,440
Zendesk, Inc. (b)	16,000		1,080,480
Zscaler, Inc. (b)	13,000		628,810
			38,267,491
Technology Hardware & Equipment - 1.1%
Cisco Systems, Inc.	3,500		165,515
II-VI, Inc. (b)	500		18,980
Lumentum Holdings, Inc. (b)	500		24,455
Palo Alto Networks, Inc. (b)	3,500		751,870
Viavi Solutions, Inc. (b)	1,000		11,120
			971,940
Transportation - 0.0%
Knight-Swift Transportation Holdings, Inc.	500		15,875
Total Common Stocks (Cost $60,940,460)			83,658,627

Real Estate Investment Trust (REIT) - 0.0%
Real Estate - 0.0%
Equinix, Inc.	1		394
Total Real Estate Investment Trust (Cost $297)			394
		Notional
Purchased Call Option - 0.1%	Contracts	Amount
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Intercept Pharmaceuticals, Inc.
Expiration: April 2019, Exercise Price $120.00 (b)	40	$480,000	130,800
Total Purchased Call Option (Cost $92,161)			130,800

Short-Term Investment - 0.2%	Shares
Money Market Fund - 0.2%
STIT-Treasury Portfolio - Instiutional Class, 2.278% (c)	168,938		168,938
Total Short-Term Investment (Cost $168,938)			168,938

Total Investments (Cost $61,201,856) - 100.0%			83,958,759
Liabilities in Excess of Other Assets - 0.0%			(12,894)
Total Net Assets - 100.0%			$83,945,865

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued Security.  Foreign Concentration (including ADR's) was as follows: Austria 0.0%; Canada 4.3%; Cayman Islands 0.2%; Denmark 1.1%; France 0.1%; Jersey 0.0%; Luxembourg 0.2%; Switzerland 0.0%; United Kingdom 1.5%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 82.3%
Gold Related Securities - 73.5%
Australia - 5.8%
Evolution Mining Ltd.	5,193,374	$15,137,950
Newcrest Mining Ltd.	654,300	11,628,639
Northern Star Resources Ltd.	3,187,500	20,319,962
West African Resources Ltd. (a)	27,400,000	4,979,247
		52,065,798
Canada - 56.8%
Agnico Eagle Mines Ltd.	82,200	3,582,276
Agnico Eagle Mines Ltd. (b)	501,485	21,811,993
Alacer Gold Corp. (a)	4,091,800	9,435,788
Alamos Gold, Inc. - Class A	3,545,800	15,814,268
Almaden Minerals Ltd. - Class B (a)(c)	5,600,619	4,390,302
Argonaut Gold, Inc. (a)(c)	2,837,000	3,821,675
ATAC Resources Ltd. (a)(c)	9,784,891	2,383,017
B2Gold Corp. (a)	8,730,700	27,676,319
Barkerville Gold Mines Ltd. (a)	7,110,000	2,353,857
Barrick Gold Corp.	1,424,147	19,069,328
Corvus Gold, Inc. (a)(c)	3,226,901	5,453,463
Corvus Gold, Inc. (a)(b)(c)	15,317,930	25,530,855
Detour Gold Corp. (a)	4,329,100	43,358,541
East Asia Minerals Corp. (a)(c)	13,290,993	455,188
Falco Resources Ltd. (a)(c)	16,222,300	4,074,249
Franco-Nevada Corp. (a)	539,900	41,882,878
Gold Standard Ventures Corp. (a)	7,011,700	9,285,253
IAMGOLD Corp. (a)	5,059,000	19,021,840
International Tower Hill Mines Ltd. (a)(c)	5,738,836	3,535,697
International Tower Hill Mines Ltd. (a)(b)(c)	20,331,298	12,688,203
Jaguar Mining, Inc. (a)(c)	64,330,707	10,281,555
Kinross Gold Corp. (a)	4,234,167	14,226,801
Novagold Resources, Inc. (a)	2,831,300	11,013,757
NuLegacy Gold Corp. (a)(c)	28,556,090	2,825,292
OceanaGold Corp.	4,431,459	15,864,623
OceanaGold Corp. (b)	1,208,100	4,312,180
Osisko Gold Royalties Ltd.	24,340	238,045
Osisko Gold Royalties Ltd. (b)	2,014,400	19,715,502
Osisko Mining, Inc. (a)	7,704,239	15,889,864
Pan American Silver Corp.	2,437,798	36,347,568
Premier Gold Mines Ltd. (a)(c)	8,630,160	11,559,863
Rockhaven Resources Ltd. (a)	4,631,500	599,227
SEMAFO, Inc. (a)(c)	10,563,000	23,570,278
Strategic Metals Ltd. (a)(c)	10,113,400	2,847,870
Torex Gold Resources, Inc. (a)(c)	2,093,400	22,766,989
Trifecta Gold Ltd. (a)(c)	2,325,199	106,177
Wesdome Gold Mines Ltd. (a)	2,482,700	9,598,627
Wheaton Precious Metals Corp.	1,221,675	25,752,909
Yamana Gold, Inc.	3,524,000	9,972,920
		513,115,037

Peru - 1.4%
Cia de Minas Buenaventura SAA - ADR	798,100	12,490,265
South Africa - 2.6%
AngloGold Ashanti Ltd. - ADR	1,612,800	23,046,912
United Kingdom - 2.5%
Fresnillo PLC	1,742,300	22,966,194
United States - 4.4%
Contango ORE, Inc. (a)	263,200	5,198,200
Electrum Ltd. (a)(d)(e) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	106,364
Newmont Mining Corp.	502,700	17,147,097
Royal Gold, Inc.	198,700	17,360,419
		39,812,080
Total Gold Related Securities		663,496,286

Other Precious Metals Related Securities - 7.9%
Canada - 6.8%
Bear Creek Mining Corp. (a)(c)	7,413,200	8,462,879
Ivanhoe Mines Ltd. - Class A (a)	7,882,379	17,037,145
MAG Silver Corp. (a)(c)	2,449,600	22,070,896
MAG Silver Corp. (a)(c)	1,432,665	12,866,127
Nickel Creek Platinum Ltd. (a)(c)	12,379,201	612,389
		61,049,436
United States - 1.1%
Sunshine Mining & Refining (a)(d)(e) (Originally acquired 03/15/11, Cost $21,353,108)	2,300,212	10,350,954
Total Other Precious Metals Related Securities		71,400,390

Other Securities - 0.9%
United States - 0.9%
Gold Bullion International LLC (a)(c)(d)(e) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc. (a)(d)(e) (Originally acquired 10/09/07, Cost $175,524)	74,532	804,946
Total Other Securities		7,697,946
Total Common Stocks (Cost $929,433,209)		742,594,622

Private Fund - 1.9%
Gold Related Security - 1.9%
Tocqueville Bullion Reserve LP (a)(c)(d)(e) (Originally acquired 11/28/11, Cost $25,000,000)	13,806	17,422,491
Total Private Fund (Cost $25,000,000)		17,422,491
	Ounces
Gold Bullion - 14.3%
Gold Bullion (a)	97,849	129,279,463
Total Gold Bullion (Cost $44,489,086)		129,279,463

Warrants - 0.1%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 08/08/2019, Exercise Price: CAD $2.00 (a)(c)(d)(e) (Originally acquired 02/03/17, Cost $0)	79,585	2,889
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.50 (a)(c)(d)(e) (Originally acquired 03/04/15, Cost $0)	4,617,560	165,873
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (a)(c)(d)(e) (Originally acquired 03/03/17, Cost $0)	3,321,250	126,384
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.50 (a)(c)(d)(e) (Originally acquired 12/05/14, Cost $0)	976,493	–
Equinox Gold Corp.

Expiration: 04/16/2019, Exercise Price: CAD $2.92 (a)(d)(e) (Originally acquired 04/03/14, Cost $0)	150,000	–
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)	274,000	83,413
Total Gold Related Securities		378,559
Other Precious Metals Related Security - 0.0%
Canada - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (a)(c)(d)(e) (Originally acquired 08/04/17, Cost $0)	6,189,601	67,363
Total Warrants (Cost $1)		445,922

Short-Term Investment - 0.8%
Money Market Fund - 0.8%
STIT - Treasury Portfolio - Institutional Class, 2.278% (f)	7,555,702	7,555,702
Total Short-Term Investment (Cost $7,555,702)		7,555,702

Total Investments (Cost $1,006,477,998) - 99.4%		897,298,200
Other Assets in Excess of Liabilities - 0.6%		5,529,452
Total Net Assets - 100.0%		$902,827,652

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 2.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of January 31, 2019 was $35,940,264, which represented 4.0% of net assets.
(e)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed either a Level 2 or 3 security. See Footnote 1. The aggregate value of fair valued securities as of January 31, 2019 was $35,940,264, which represented 4.0% of net assets.

(f)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Phoenix Fund
Schedule of Investments as of January 31, 2019
(Unaudited)
	Shares	Value
Common Stocks - 84.4%
Aerospace & Defense - 0.5%
Ducommun, Inc. (a)	25,000	$984,250
Auto Components - 3.0%
Garrett Motion, Inc. (a)	247,000	3,944,590
Gentex Corp.	115,000	2,435,700
		6,380,290
Building Products - 2.5%
Apogee Enterprises, Inc.	155,000	5,280,850
Chemicals - 15.6%
Eastman Chemical Co.	110,000	8,868,200
GCP Applied Technologies, Inc. (a)	135,000	3,402,000
HB Fuller Co.	122,500	6,050,275
Minerals Technologies, Inc.	80,000	4,685,600
PolyOne Corp.	125,000	4,046,250
WR Grace & Co.	80,000	5,680,800
		32,733,125
Commercial Services & Supplies - 1.1%
Team, Inc. (a)	160,000	2,294,400
Communications Equipment - 1.7%
Lumentum Holdings, Inc. (a)	75,000	3,668,250
Construction & Engineering - 1.0%
Aegion Corp. (a)	120,000	2,178,000
Construction Materials - 3.3%
U.S. Concrete, Inc. (a)	198,000	7,048,800
Electrical Equipment - 2.8%
Acuity Brands, Inc.	48,000	5,803,680
Electronic Equipment, Instruments & Components - 14.6%
Avnet, Inc.	79,000	3,254,800
Fabrinet (a)(b)	75,000	4,263,000
Flex Ltd. (a)(b)	775,000	7,455,500
Plexus Corp. (a)	90,000	5,050,800
TTM Technologies, Inc. (a)	925,000	10,619,000
		30,643,100
Energy Equipment & Services - 1.3%
McDermott International, Inc. (a)(b)	312,500	2,756,253
Health Care Providers & Services - 1.0%
Cross Country Healthcare, Inc. (a)	225,000	2,166,750
Household Durables - 3.8%
Mohawk Industries, Inc. (a)	28,000	3,606,120
Newell Brands, Inc.	205,000	4,348,050
		7,954,170
Interactive Media & Services - 2.9%
Cars.com, Inc. (a)	222,200	6,068,282
Machinery - 8.1%
Crane Co.	72,500	6,000,100
Harsco Corp. (a)	225,000	4,792,500

REV Group, Inc.	245,000	2,035,950
Stanley Black & Decker, Inc.	15,300	1,934,532
The Greenbrier Companies, Inc.	52,500	2,226,525
		16,989,607
Media - 2.5%
TEGNA, Inc.	450,000	5,283,000
Metals & Mining - 3.2%
Commercial Metals Co.	320,000	5,584,000
Schnitzer Steel Industries, Inc. - Class A	45,000	1,089,000
		6,673,000
Professional Services - 2.2%
TrueBlue, Inc. (a)	190,000	4,634,100
Specialty Retail - 1.1%
Tile Shop Holdings, Inc.	300,000	2,277,000
Technology Hardware, Storage & Peripherals - 2.2%
Electronics For Imaging, Inc. (a)	100,000	2,641,000
Hewlett Packard Enterprise Co.	125,000	1,948,750
		4,589,750
Textiles, Apparel & Luxury Goods - 4.5%
Hanesbrands, Inc.	230,000	3,447,700
PVH Corp.	55,100	6,011,961
		9,459,661
Trading Companies & Distributors - 5.5%
Rush Enterprises, Inc. - Class A	124,400	4,758,300
WESCO International, Inc. (a)	129,100	6,764,840
		11,523,140
Total Common Stocks (Cost $153,980,237)		177,389,458

Short-Term Investments - 16.0%
Money Market Fund - 4.1%
STIT - Treasury Portfolio - Institutional Class, 2.278% (c)	8,714,692	8,714,692

US Treasury Bill - 11.9%
2.321%, 02/07/2019 (d)	25,000,000	24,990,563
Total Short-Term Investments (Cost $33,704,894)		33,705,255

Total Investments (Cost $187,685,131) - 100.4%		211,094,713
Liabilities in Excess of Other Assets - (0.4)%		(918,802)
Total Net Assets - 100.0%		$210,175,911

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 2.0%; Panama 1.3%; Singapore 3.5%.
(c)	Rate listed is the 7-day effective yield.
(d)	Rate show is the effective yield based on purchased price. The calculation assumed the security is held to maturity.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2019
(Unaudited)

	Shares	Value
Common Stocks - 95.1%
Auto Components - 5.1%
Gentex Corp.	92,000	$1,948,560
Building Products - 3.6%
Apogee Enterprises, Inc.	40,400	1,376,428
Chemicals - 13.4%
Eastman Chemical Co.	21,500	1,733,330
Minerals Technologies, Inc.	28,900	1,692,673
WR Grace & Co.	24,200	1,718,442
		5,144,445
Commercial Services & Supplies - 2.8%
Team, Inc. (a)	76,100	1,091,274
Electrical Equipment - 3.4%
Acuity Brands, Inc.	10,700	1,293,737
Electronic Equipment, Instruments & Components - 12.5%
Fabrinet (a)(b)	29,600	1,682,464
Flex Ltd. (a)(b)	161,500	1,553,630
TTM Technologies, Inc. (a)	138,100	1,585,388
		4,821,482
Household Durables - 7.7%
Mohawk Industries, Inc. (a)	11,000	1,416,690
Newell Brands, Inc.	73,100	1,550,451
		2,967,141
Interactive Media & Services - 4.7%
Cars.com, Inc. (a)	65,733	1,795,168
IT Services - 7.1%
EPAM Systems, Inc. (a)	19,400	2,744,712
Machinery - 9.5%
Harsco Corp. (a)	84,200	1,793,460
Stanley Black & Decker, Inc.	14,650	1,852,346
		3,645,806
Media - 4.2%
TEGNA, Inc.	136,000	1,596,640
Professional Services - 4.2%
ICF International, Inc.	24,800	1,634,816
Software - 5.6%
j2 Global, Inc.	28,400	2,134,544
Specialty Retail - 5.8%
Tile Shop Holdings, Inc.	294,000	2,231,460
Trading Companies & Distributors - 5.5%
WESCO International, Inc. (a)	40,300	2,111,720
Total Common Stocks (Cost $28,202,700)		36,537,933

Short-Term Investment - 4.7%
Money Market Fund - 4.7%
STIT-Treasury Portfolio - Instiutional Class, 2.278% (c)	1,802,279	1,802,279
Total Short-Term Investment (Cost $1,802,279)		1,802,279

Total Investments (Cost $30,004,979) - 99.8%	38,340,212
Other Assets in Excess of Liabilities - 0.2%	85,231
Total Net Assets - 100.0%	$38,425,443

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 4.4%; Singapore 4.0%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net aset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2019, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks	$252,423,560	$-	$-	$252,423,560
Preferred Stock	-	-	1,600	1,600
Real Estate Investment Trust (REIT)	6,560,000	-	-	6,560,000
Exchange-Traded Fund (ETF)	3,071,000	-	-	3,071,000
Money Market Fund	824,675	-	-	824,675
Total Assets	$262,879,235	$-	$1,600	$262,880,835

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$83,658,627	$-	$-	$83,658,627
Real Estate Investment Trust (REIT)	394	-	-	394
Purchased Call Option	130,800	-	-	130,800
Money Market Fund	168,938	-	-	168,938
Total Assets	$83,958,759	$-	$-	$83,958,759

The Tocqueville Gold Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$663,389,922	$-	$106,364	$663,496,286
Other Precious Metals Related	61,049,436	-	10,350,954	71,400,390
Other	-	-	7,697,946	7,697,946
Total Common Stocks	724,439,358	-	18,155,264	742,594,622
				-
Private Fund ^	-	-	17,422,491	17,422,491
				-
Gold Bullion	-	129,279,463	-	129,279,463

Warrants
Gold Related	83,413	295,146	-	378,559
Other Precious Metals Related	-	67,363	-	67,363
Total Warrants	83,413	362,509	-	445,922
Money Market Fund	7,555,702	-	-	7,555,702
Total Assets	$732,078,473	$129,641,972	$35,577,755	$897,298,200

The Tocqueville Phoenix Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$177,389,458	$-	$-	$177,389,458
Money Market Fund	8,714,692	-	-	8,714,692
U.S. Treasury Bill	-	24,990,563	-	24,990,563
Total Assets	$186,104,150	$24,990,563	$-	$211,094,713

The Tocqueville Select Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$36,537,933	$-	$-	$36,537,933
Money Market Fund	1,802,279	-	-	1,802,279
Total Assets	$38,340,212	$-	$-	$38,340,212

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
^ The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Gold Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2018	$1,600	$34,104,458
Purchases	-	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation	-	1,473,297
Transfers in/(out) of Level 3	-	-
Ending Balance - January 31, 2019	$1,600	$35,577,755

As of January 31, 2019 the change in unrealized appreciation on positions still held for securities that were considered Level 3 was $1,473,297.
The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of January 31, 2019.

Fund	Type of Security	Industry	Fair Value at 1/31/2019	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care Equipment & Supplies	$1,600	Latest company valuation	Financing prices	$0.004

The Tocqueville Gold Fund	Common Stock	Gold Related	$106,364	Latest company valuation	Financing prices	$0.05

		Other Precious Metals Related	$10,350,954	Latest company financing price	Financing prices	$4.50

		Other	$7,697,946	Latest company financing price	Financing prices	$1.38-$10.80
	Private Fund	Gold Related	$17,422,491	Latest price change of comparable proxy investment	Adviser deemed comparable proxy investment	$1,153.57-$1,261.94

     The significant unobservable inputs used in the fair value measurement of the Tocqueville Fund's preferred stock and the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place.  The significant unobservable inputs used for the private fund is the latest price change of an Adviser deemed comparable proxy investment.

     Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value.  Significant changes in the latest price change of the comparable proxy investment or a change in the adviser deemed comparable proxy investment could impact the value of the security.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities

 The Funds' Adviser may use derivative instruments, such as options, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security.

Balance Sheet - Values of Derivative Instruments as of January 31, 2019.

The Tocqueville Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$130,800	Investments, at Value	$-
Total		$130,800		$-

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The Fund may enter into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Adviser (as defined below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. The use of options do not create leverage in the Funds.

The average monthly value of purchased options in the Opportunity Fund during the period ended January 31, 2019 was $47,258.
Transactions in options in the Opportunity Fund during the period ended January 31, 2019 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$21,937,500	1,170
Options purchased	2,405,000	115
Options terminated in closing transactions	(900,000)	(25)
Options exercised	-	-
Options expired	(22,962,500)	(1,220)
Outstanding, end of period:	$480,000	40

2) Transactions with Affiliates (Unaudited)*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through January 31, 2019.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2018		Additions		Reductions		January 31, 2019	Dividend	Realized	Change in Gross Unrealized	January 31, 2019
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd. - Class B	5,607,319	$ 4,657,349	-	$ -	(6,700)	$ (7,992)	5,600,619	$ -	$ (2,536)	$ 1,541,740	$ 4,390,302	$ 4,649,357
Almaden Minerals Ltd. Warrant	740,741	-	-	-	(740,741)	-	-	-	-	-	-	-
Almaden Minerals Ltd. Warrant	79,585	-	-	-	-	-	79,585	-	-	1,747	2,889	-
Argonaut Gold, Inc.	2,837,000	12,710,613	-	-	-	-	2,837,000	-	-	1,041,676	3,821,675	12,710,613
ATAC Resources Ltd.	9,784,891	31,231,836	-	-	-	-	9,784,891	-	-	(376,114)	2,383,017	31,231,836
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	1,254,937	8,462,879	28,761,181
Corvus Gold, Inc.	3,226,901	2,212,904	-	-	-	-	3,226,901	-	-	(926,121)	5,453,463	2,212,904
Corvus Gold, Inc.	15,317,930	12,975,684	-	-	-	-	15,317,930	-	-	(4,373,114)	25,530,855	12,975,684
East Asia Minerals Corp.	13,290,993	22,796,021	-	-	-	-	13,290,993	-	-	(402,979)	455,188	22,796,021
East Asia Minerals Corp. Warrant	976,493	-	-	-	-	-	976,493	-	-	-	-	-
East Asia Minerals Corp. Warrant	3,321,250	-	-	-	-	-	3,321,250	-	-	(88,061)	126,384	-
East Asia Minerals Corp. Warrant	4,617,560	-	-	-	-	-	4,617,560	-	-	(125,958)	165,873	-
Falco Resources Ltd.	16,222,300	11,973,054	-	-	-	-	16,222,300	-	-	69,351	4,074,249	11,973,054
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	809,750	3,535,697	20,953,121
International Tower Hill Mines Ltd.	20,331,298	44,453,358	-	-	-	-	20,331,298	-	-	3,421,783	12,688,203	44,453,358
Jaguar Mining, Inc.	64,330,707	8,127,887	-	-	-	-	64,330,707	-	-	263,859	10,281,555	8,127,887
MAG Silver Corp.	2,661,600	29,536,706	-	-	(212,000)	(2,237,978)	2,449,600	-	(756,848)	5,278,434	22,070,896	27,298,728
MAG Silver Corp.	1,432,665	15,000,003	-	-	-	-	1,432,665	-	-	2,571,006	12,866,127	15,000,003
Nickel Creek Platinum	12,379,201	2,544,342	-	-	-	-	12,379,201	-	-	(469,011)	612,389	2,544,342
Nickel Creek Platinum Warrant	6,189,601	-	-	-	-	-	6,189,601	-	-	(125,879)	67,363	-
NuLegacy Gold Corp.	28,556,090	6,158,205	-	-	-	-	28,556,090	-	-	(862,304)	2,825,292	6,158,205
Premier Gold Mines Ltd.	8,630,160	15,782,521	-	-	-	-	8,630,160	-	-	284,178	11,559,863	15,782,521
SEMAFO, Inc.	11,300,000	43,116,829	-	-	(737,000)	(1,082,606)	10,563,000	-	393,058	18,884	23,570,278	42,034,223
Strategic Metals Ltd.	10,113,400	14,557,309	-	-	-	-	10,113,400	-	-	197,466	2,847,870	14,557,309
Tocqueville Bullion Reserve LP - Class G (a)	13,806	25,000,000	-	-	-	-	13,806	-	-	1,309,327	17,422,491	25,000,000
Torex Gold Resources, Inc.	1,678,100	20,058,180	415,300	4,295,181	-	-	2,093,400	-	-	3,187,963	22,766,989	24,353,361
Trifecta Gold Ltd.	2,325,199	-	-	-	-	-	2,325,199	-	-	(4,214)	106,177	-
		$ 377,607,103		$ 4,295,181		$ (3,328,576)		$ -	$ (366,326)	$ 13,498,346	$ 204,980,964	$ 378,573,708
							-

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
        Robert W. Kleinschmidt, President

Date                4/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
         Robert W. Kleinschmidt, President

Date               4/17/2019

By (Signature and Title)* /s/ Helen Balk
  Helen Balk, Treasurer

Date             4/17/2019

* Print the name and title of each signing officer under his or her signature.